Label	Element	Value
Schwab Crypto Thematic ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Crypto Thematic Natural Language Processing ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund generally invests in stocks that are included in the Schwab Crypto Thematic Index®. The index is designed to deliver global exposure to companies that may benefit from one or more of the following business activities: either directly or facilitating others in validating consensus mechanisms for (such as mining or staking) investing in, or trading cryptocurrency or other digital assets; enabling the use of cryptocurrency or other digital assets to buy or sell goods or services; and developing, distributing or implementing applications of blockchain or other distributed ledger technology, including in new cryptocurrencies or digital assets (collectively referred to as companies in the “crypto ecosystem,” and with respect to the fund’s investment strategy, the “Theme”).

“Digital assets” are assets issued and transferred using cryptographically secured distributed ledger or blockchain technology. As used herein, “digital assets” refers to all digital assets, including both digital asset securities (i.e., digital assets that are securities under U.S. securities laws) and cryptocurrencies. Many digital assets and, consequently, many companies eligible for inclusion in the index, rely on “blockchain” technologies. A “blockchain” is a peer-to-peer shared, distributed ledger that facilitates the process of recording transactions and tracking assets in a business network. A blockchain stores transaction data in “blocks” that are linked together to form a “chain.” As the number of transactions grow, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain, within a discrete network governed by rules agreed on by the network participants. Although initially associated with digital commodities, blockchain technology can be used to track tangible, intangible and digital assets and companies in all business sectors.

The index is comprised of equity securities, including depositary receipts which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), of companies listed and traded on exchanges in U.S. and non-U.S. markets, including developed and emerging markets, as determined by the index provider (the Eligible Trading Venues).

The index is constructed using a proprietary rules-based methodology that utilizes a proprietary natural language processing algorithm and manual review processes to determine the securities for inclusion in the index and their weights. The index methodology identifies and weights securities for inclusion in the index based on an objective determination of relevance and exposure to the Theme, which involves four steps:

(1) Each company in the eligible universe is scored based on its exposure to the Theme – also known as a company’s “Thematic Beta”. To calculate each company’s Thematic Beta, the index provider develops a list of ‘keywords’ that have been determined to be potentially relevant to the Theme, with each keyword tested for its efficacy to the Theme. Once a list of keywords is developed, a proprietary natural language processing algorithm is applied using the keyword terms to review large volumes of publicly available data, including datasets and documents. Each document is then ‘scored’ for its relevance to the Theme based on a scoring algorithm and the scores for each company in the eligible universe are aggregated to determine the overall Thematic Beta for each company.

(2) Each company with a Thematic Beta score greater than zero is then mapped to one or more common equity securities, including ADRs, GDRs and EDRs, listed on exchanges in the Eligible Trading Venues (the Index Universe). If a corresponding security cannot be identified then the company is removed from consideration.

(3) Liquidity and investability screens are then applied to each security in the Index Universe. Securities that do not meet the screen criteria are removed from the Index Universe.

(4) The remaining securities in the Index Universe that have passed the applicable liquidity and investability screens are ranked by a function of their Thematic Beta and the weight of the security from the previous rebalancing (if applicable). Up to 50 companies are kept in the Index Universe. The securities are then subject to a multi-step manual review process by the index provider to ensure that they are positively exposed to the Theme based on one or more factors and business metrics applied by the index provider. If, through this review process, it is not possible for the index provider to gain confidence in the company’s positive exposure to the Theme, then the company’s securities are removed from the Index Universe and the next highest ranked company is added. Following this review, each security is assigned an initial weight that is directly proportionate to its relative Thematic Beta which is then adjusted based on minimum and maximum weight constraints.

The methodology used by the index differs from the methodologies used by more traditional indexes to identify and weight index constituents because it utilizes a proprietary natural language processing algorithm (i.e., searches for keywords or terms) and manual review processes to determine a company’s relevance to the Theme, and therefore to determine a constituent’s inclusion in the index and its weight, whereas more traditional index methodologies may utilize financial metrics, such as a company’s past profits or revenue, to identify and weight index constituents. Using this index methodology may result in the index including companies (i) that would not be classified by a more traditional index methodology as a company within the Theme, (ii) that do not have material exposure to the Theme based on profits, revenue or other financial metrics, or (iii) that have significant business operations or lines of business unrelated to the Theme. This means that the operating results of companies included in the index may not be tied economically to the Theme. Conversely, the index methodology may overlook companies that have material economic exposure to the Theme that otherwise would have been included in the index if the publicly available data for those companies had included the relevant keyword terms.

The index is reconstituted and rebalanced quarterly.

It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities, including depositary receipts, included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index or buy securities that are not yet represented in the index in anticipation of their addition to the index. The fund will not invest in cryptocurrency or digital assets directly. The fund will not invest in initial coin offerings. The fund may, however, have indirect exposure to cryptocurrencies by virtue of its investments in operating companies that use one or more digital assets as part of their business activities or that hold digital assets as proprietary investments, or through other non-principal investments held by the fund.

Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index, but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

The investment adviser typically seeks to track the total return of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/earnings ratio, industry factors, risk factors and other characteristics. When the fund uses sampling techniques, the fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated. As of June 30, 2026, the index was concentrated in the Software (61%) and Capital Markets (26%) industries. In addition, as of June 30, 2026, a significant portion of the index consisted of companies in the Software & Services (64%) and Financial Services (30%) sectors.

The fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The fund generally invests in securities that are included in the Schwab Crypto Thematic Index.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter: 64.66% Q4 2023
Worst Quarter: (27.13%) Q1 2025
Year-to-date performance (before taxes) as of 6/30/26: 16.49%

Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/25
Schwab Crypto Thematic ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Risks The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Schwab Crypto Thematic ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Crypto Thematic ETF | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk — Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory, and other conditions, including economic sanctions, tariffs, and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Crypto Thematic ETF | Investing in Crypto Ecosystem Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investing in Crypto Ecosystem Companies Risk — The technology relating to digital assets, including blockchain and other types of distributed ledgers (digital asset technology), is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream or source of profit. Therefore, the values of the companies included in the index may not be a reflection of their connection to digital assets but may be based on other business operations or lines of business which means that such companies’ operating results may not be significantly tied to their respective activities related to digital assets. These companies also may not be able to develop digital asset technology applications or may not be able to capitalize on those applications. Digital asset technologies may never be fully implemented, which could adversely affect an investment in the fund. Additionally, there may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.

Schwab Crypto Thematic ETF | Investment Style Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Style Risk — The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.

Schwab Crypto Thematic ETF | Equity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Schwab Crypto Thematic ETF | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk — Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.

Schwab Crypto Thematic ETF | Large-Cap Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large-Cap Company Risk — Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

Schwab Crypto Thematic ETF | Mid-Cap Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mid-Cap Company Risk — Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.

Schwab Crypto Thematic ETF | Small-Cap Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small-Cap Company Risk — Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.

Schwab Crypto Thematic ETF | Foreign Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk — The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs, and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile.Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies.To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory, and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Schwab Crypto Thematic ETF | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk — Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements, which may limit the quality and availability of financial information, and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

Schwab Crypto Thematic ETF | Non-Diversification Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk — The fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.

Schwab Crypto Thematic ETF | Thematic Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Thematic Investing Risk — The fund invests in a portfolio of securities that are based on a theme and its performance may suffer if such theme is not correctly identified or if the theme develops in an unexpected manner. Performance may also suffer if the securities included in the index do not benefit from the development of such theme. A failure to correctly identify the theme or a failure of the theme to develop in the manner expected by the index provider may result from many causes, including government or other oppositions to the theme, incorrect or incomplete demographic or economic data, social and political changes or natural disasters. In addition, the theme may go in and out of favor, which could cause the fund to outperform or underperform other funds that invest in similar asset classes but employ different investment strategies.

Schwab Crypto Thematic ETF | Thematic Index Methodology Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Thematic Index Methodology Risk — The index uses a proprietary rules-based methodology, including a manual review process, to determine the companies included in the index. Neither the fund nor the investment adviser can offer assurances that the index methodology will provide an accurate assessment of included companies. The index’s proprietary natural language processing algorithm may not identify companies that would otherwise have been included in the index if the publicly available data for those companies had used the key words analyzed by the natural language processing algorithm. Alternatively, the natural language processing algorithm may identify companies that would not otherwise have been included in the index if the publicly available data for those companies had not used the key words analyzed by the natural language processing algorithm. In addition, the index’s manual review process involves manual application by the index provider of one or more factors and business metrics in order to determine a company’s positive exposure to the Theme. There is no assurance that the manual review process will accurately identify companies that have positive exposure to the Theme which may result in the inaccurate inclusion or exclusion of such companies in the index. There is no guarantee that the index will reflect the Theme exposures intended. Further, there is no assurance that the index provider will compile the index accurately, or that the index will be determined, composed, or calculated accurately.

Schwab Crypto Thematic ETF | Sampling Index Tracking Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sampling Index Tracking Risk — The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Schwab Crypto Thematic ETF | Tracking Error and Correlation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Tracking Error and Correlation Risk — As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Schwab Crypto Thematic ETF | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Schwab Crypto Thematic ETF | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk — The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Schwab Crypto Thematic ETF | Securities Lending Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Lending Risk — Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Crypto Thematic ETF | Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Concentration Risk — To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.

Schwab Crypto Thematic ETF | Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Turnover Risk — The fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.

Schwab Crypto Thematic ETF | Market Trading Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk — Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Crypto Thematic ETF | Shares of the Fund May Trade at Prices Other Than NAV
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Shares of the Fund May Trade at Prices Other Than NAV — Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

Schwab Crypto Thematic ETF | MSCI ACWI Index (Net)(2)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI ACWI Index (Net)(2)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.34%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Aug. 04, 2022
Schwab Crypto Thematic ETF | Schwab Crypto Thematic Index® (Net)(2)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Schwab Crypto Thematic Index® (Net)(2)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.48%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.86%	[1],[2]
Performance Inception Date	oef_PerfInceptionDate	Aug. 04, 2022
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Risk/Return:	oef_RiskReturnAbstract
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 381
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	16.49%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	64.66%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2025
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(27.13%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects nodeduction for fees, expenses, or taxes
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.82%	[2]
Annual Return [Percent]	oef_AnnlRtrPct	108.67%
Annual Return [Percent]	oef_AnnlRtrPct	41.92188%
Annual Return [Percent]	oef_AnnlRtrPct	36.40716%
Performance Inception Date	oef_PerfInceptionDate	Aug. 04, 2022
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	30.27%	[2]
Performance Inception Date	oef_PerfInceptionDate	Aug. 04, 2022
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	After taxes on distributions andsale of shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.76%	[2]
Performance Inception Date	oef_PerfInceptionDate	Aug. 04, 2022

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]	Since inception August 04, 2022.